UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $1,160,830 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     4517   208450 SH       SOLE                   208450        0        0
ADVANCE AUTO PARTS INC         COM              00751Y106    20751   583550 SH       SOLE                   583550        0        0
AMAZON COM INC                 COM              023135106    33310   844150 SH       SOLE                   844150        0        0
AMERISTAR CASINOS INC          COM              03070Q101    19541   635700 SH       SOLE                   635700        0        0
AMR CORP                       COM              001765106    19075   631000 SH       SOLE                   631000        0        0
BARNES & NOBLE INC             COM              067774109    27924   703200 SH       SOLE                   703200        0        0
BJS WHOLESALE CLUB INC         COM              05548J106    27052   869550 SH       SOLE                   869550        0        0
BOYD GAMING CORP               COM              103304101    35969   793850 SH       SOLE                   793850        0        0
BRUNSWICK CORP                 COM              117043109    21386   670400 SH       SOLE                   670400        0        0
CAREMARK RX INC                COM              141705103    13835   242250 SH       SOLE                   242250        0        0
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889    17175   506950 SH       SOLE                   506950        0        0
CKE RESTAURANTS INC            COM              12561E105    35452  1926725 SH       SOLE                  1926725        0        0
CKX INC                        COM              12562M106    15818  1348500 SH       SOLE                  1348500        0        0
CONTINENTAL AIRLS INC          CL B             210795308    11164   270650 SH       SOLE                   270650        0        0
COSTCO WHSL CORP NEW           COM              22160K105    42367   801350 SH       SOLE                   801350        0        0
CSX CORP                       COM              126408103    22049   640400 SH       SOLE                   640400        0        0
CVS CORP                       COM              126650100    29610   957950 SH       SOLE                   957950        0        0
DENNYS CORP                    COM              24869P104    21684  4603907 SH       SOLE                  4603907        0        0
DILLARDS INC                   CL A             254067101    19653   562000 SH       SOLE                   562000        0        0
EXPRESS SCRIPTS INC            COM              302182100    43719   610600 SH       SOLE                   610600        0        0
GREAT WOLF RESORTS INC         COM              391523107    34019  2436905 SH       SOLE                  2436905        0        0
HARRAHS ENTMT INC              COM              413619107    45049   544600 SH       SOLE                   544600        0        0
India Hospitality Corp         COM              B16G1G1      45547  8322394 SH       SOLE                  8322394        0        0
India Hosp Corp - Warrants     WARRANT          B16GBT4       7933  9333334 SH       SOLE                  9333334        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104    51820  1949600 SH       SOLE                  1949600        0        0
LEGG MASON INC                 COM              524901105    18093   190350 SH       SOLE                   190350        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    13654   131400 SH       SOLE                   131400        0        0
MUELLER WTR PRODS INC          COM SER B        624758207    12141   814814 SH       SOLE                   814814        0        0
NASDAQ STOCK MARKET INC        COM              631103108     8557   277917 SH       SOLE                   277917        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100     4330   221150 SH       SOLE                   221150        0        0
POLARIS INDS INC               COM              731068102    34432   735250 SH       SOLE                   735250        0        0
Publishing & Broadcasting Ltd  COM              6637082      27274  1618494 SH       SOLE                  1618494        0        0
RADIOSHACK CORP                COM              750438103    58637  3494450 SH       SOLE                  3494450        0        0
RITE AID CORP                  COM              767754104    38462  7070200 SH       SOLE                  7070200        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    60181  1990759 SH       SOLE                  1990759        0        0
SEARS HLDGS CORP               COM              812350106     4056    24150 SH       SOLE                    24150        0        0
SUPERVALU INC                  COM              868536103    45835  1282100 SH       SOLE                  1282100        0        0
TEREX CORP NEW                 COM              880779103    22884   354350 SH       SOLE                   354350        0        0
TIFFANY & CO NEW               COM              886547108     6985   178000 SH       SOLE                   178000        0        0
UAL CORP                       COM NEW          902549807    11029   250650 SH       SOLE                   250650        0        0
VALUEVISION MEDIA INC          CL A             92047K107     5457   415263 SH       SOLE                   415263        0        0
WALGREEN CO                    COM              931422109    62119  1353650 SH       SOLE                  1353650        0        0
WALTER INDS INC                COM              93317Q105    13338   493100 SH       SOLE                   493100        0        0
WILLIAMS SONOMA INC            COM              969904101    25650   815850 SH       SOLE                   815850        0        0
ZALE CORP NEW                  COM              988858106    21297   754950 SH       SOLE                   754950        0        0